Staff costs	12 Months Ended
Dec. 31, 2024
Staff Costs
Staff costs

5       Staff costs

Staff costs (including Directors) comprise:

	2024 £’000	2023 £’000	2022 £’000
Wages and salaries	1,597	1,708	2,033
Defined contribution pension cost (note 24)	67	86	98
Social security contributions and similar taxes	201	233	269
Share-based payment charge	283	28	123
Staff costs gross	2,148	2,055	2,523

Employee numbers

The average number of staff employed by the Group during the financial year amounted to:

	2024	2023	2022
Research and development	8	16	22
General and administration	5	5	5
	13	21	27

Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including the Directors of the Company including the Chief Executive Officer and Chief Scientific Officer.

	2024 £’000	2023 £’000	2022 £’000
Short term employee benefits	782	677	668
Post-employment benefits	11	21	21
Termination benefits	30	–	–
Share-based payment	201	22	53
Management Personnal Compensation	1,024	720	742

During the year no Directors (2023:0; 2022: 0) participated in a defined contribution pension scheme. Pension contributions in the above note include those of the Chief Scientific Officer.

Emoluments disclosed above include the following amounts in respect of the highest paid Director.

	2024 £’000	2023 £’000	2022 £’000
Short term employee benefits	287	252	238
Post-employment benefits	–	–	–
Management Personnal Compensation	287	252	238

None of the Directors have exercised share options during the year (2023: nil, 2022: nil).